Goodwill	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

6. Goodwill:

The changes in the carrying amount of goodwill for the period ended March 31, 2023, and the year ended December 31, 2022 were as follows:

	March 31, 2023	December 31, 2022
Goodwill, balance at beginning of period	$3,301,439	$3,301,439
Impairment of goodwill	-	-

Goodwill, balance at end of period	$3,301,439	$3,301,439

The Company’s annual goodwill impairment analysis performed during the fourth quarter of fiscal 2022 included a quantitative analysis of Kidoz Ltd. reporting unit (consisting of intangible assets (Note 5) and goodwill). The reporting unit has a carrying amount of $4,312,461 (December 31, 2022 - $4,448,896) as at March 31, 2023. The Company performed a discounted cash flow analysis for Kidoz Ltd. for the year ended December 31, 2022. These discounted cash flow models included management assumptions for expected sales growth, margin expansion, operational leverage, capital expenditures, and overall operational forecasts. The Company classified these significant inputs and assumptions as Level 3 fair value measurements. Based on the annual impairment test described above there was no additional impairment determined for fiscal 2023 or 2022.